Debt	12 Months Ended
Jan. 02, 2016
Debt Disclosure [Abstract]
Debt
DEBT
The carrying value of the Company’s debt, including debt issuance costs, discounts, premiums and the remaining deferred gain from a terminated interest rate swap agreement, consisted of the following (in millions):

	January 2, 2016	January 3, 2015
Term Loan Due June 2015	$—	$500
Term Loan Due August 2015	—	250
Term Loan Due 2020	2,093	—
2016 Senior Notes	500	505
2018 Senior Notes	496	—
2020 Senior Notes	496	—
2023 Senior Notes	892	890
2025 Senior Notes	494	—
2043 Senior Notes	689	689
Yen-denominated Senior Notes Due 2017	68	68
Yen-denominated Senior Notes Due 2020	106	107
Yen-denominated credit facilities	54	54
Commercial paper borrowings	504	789
Total debt	6,392	3,852
Less: current debt obligations	1,163	1,593
Long-term debt	$5,229	$2,259

Contractual maturities of the Company's debt for the next five fiscal years and thereafter, excluding any debt issuance costs, discounts or premiums, as of January 2, 2016 were as follows (in millions):

	2016	2017	2018	2019	2020	After 2020
Future minimum principal payments	$1,163	$172	$579	$210	$2,101	$2,206

Term Loan Due June 2015: In June 2013, the Company entered into a 2-year, $500 million unsecured term loan that matured in June 2015, the proceeds of which were used for general corporate purposes including the repayment of outstanding commercial paper borrowings of the Company. The borrowings bore interest at London InterBank Offered Rate (LIBOR) plus 0.500% and the Company repaid this term loan during the first quarter of 2015.
Term Loan Due August 2015: In August 2014, the Company entered into a 364-day, $250 million unsecured term loan that matured in August 2015, the proceeds of which were used for general corporate purposes including the acquisition of NeuroTherm. The borrowings bore interest at LIBOR plus 0.900% and the Company repaid this term loan during the first quarter of 2015.
Term Loan Due 2020: In August 2015, the Company entered into a 5-year, $2.6 billion term loan due in 2020 (Term Loan Due 2020). In October 2015, the Company received proceeds of $2.1 billion to finance the Company's acquisition of Thoratec. The remaining $500 million was drawn on January 15, 2016 to refinance existing indebtedness of the Company and for general corporate purposes. The Company may make interest payments under the Term Loan Due 2020 at its election of a 1-month, 2-month, 3-month or 6-month LIBOR plus 1.125%, subject to adjustment in the event of a change in the Company’s credit ratings. Required quarterly principal payments on the Term Loan Due 2020 begin in March 2016, with an increase to the quarterly principal payments after three years followed by a final maturity payment due in October 2020. The Company may make optional principal payments on the outstanding borrowings at any time.
2016 Senior Notes: In January 2016, the Company repaid its $500 million principal amount of 5-year, 2.500% unsecured senior notes (2016 Senior Notes), issued in December 2010. Interest payments were required on a semi-annual basis. The 2016 Senior Notes were issued at a discount, yielding an effective interest rate of 2.540% at issuance.
Concurrent with the issuance of the 2016 Senior Notes, the Company entered into a 5-year, $500 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company’s fixed-rate 2016 Senior Notes. In June 2012, the Company terminated the interest rate swap and received a cash payment of $24 million. The gain from terminating the interest rate swap agreement was reflected as an increase to the carrying value of the debt and amortized as a reduction of interest expense resulting in a net average interest rate of 1.300% that was recognized over the remaining term of the 2016 Senior Notes.
2018 Senior Notes: In September 2015, the Company issued $500 million principal amount of 3-year, 2.000% unsecured senior notes (2018 Senior Notes) that mature in September 2018. The net proceeds from the issuance of the 2018 Senior Notes were used to finance a portion of the Company's Thoratec acquisition. Interest payments are required on a semi-annual basis. The 2018 Senior Notes were issued at a discount, yielding an effective interest rate of 2.084% at issuance. The Company may redeem the 2018 Senior Notes at any time at the applicable redemption price.
2020 Senior Notes: In September 2015, the Company issued $500 million principal amount of 5-year, 2.800% unsecured senior notes (2020 Senior Notes) that mature in September 2020. The net proceeds from the issuance of the 2020 Senior Notes were used to finance a portion of the Company's Thoratec acquisition. Interest payments are required on a semi-annual basis. The 2020 Senior Notes were issued at a discount, yielding an effective interest rate of 2.810% at issuance. The Company may redeem the 2020 Senior Notes at any time at the applicable redemption price.
2023 Senior Notes: In April 2013, the Company issued $900 million principal amount of 10-year, 3.250% unsecured senior notes (2023 Senior Notes) that mature in April 2023. Interest payments are required on a semi-annual basis. The 2023 Senior Notes were issued at a discount, yielding an effective interest rate of 3.310% at issuance. The Company may redeem the 2023 Senior Notes at any time at the applicable redemption price.
2025 Senior Notes: In September 2015, the Company issued $500 million principal amount of 10-year, 3.875% unsecured senior notes (2025 Senior Notes) that mature in September 2025. The net proceeds from the issuance of the 2025 Senior Notes were used to finance a portion of the Company's Thoratec acquisition. Interest payments are required on a semi-annual basis. The 2025 Senior Notes were issued at a discount, yielding an effective interest rate of 3.922% at issuance. The Company may redeem the 2025 Senior Notes at any time at the applicable redemption price.
2043 Senior Notes: In April 2013, the Company issued $700 million principal amount of 30-year, 4.750% unsecured senior notes (2043 Senior Notes) that mature in April 2043. Interest payments are required on a semi-annual basis. The 2043 Senior Notes were issued at a discount, yielding an effective interest rate of 4.790% at issuance. The Company may redeem the 2043 Senior Notes at any time at the applicable redemption price.

The majority of the net proceeds from the issuance of the 2023 Senior Notes and 2043 Senior Notes were used to redeem the Company's $700 million principal amount of 5-year, 3.750% unsecured senior notes due in 2014 and the $500 million principal amount of 10-year, 4.875% unsecured senior notes due in 2019. In connection with the redemption of these notes, prior to their scheduled maturities, the Company recognized a $161 million debt retirement charge to other (income) expense in the Consolidated Statements of Earnings primarily associated with make-whole redemption payments and the write-off of unamortized debt issuance costs during 2013.
Yen-Denominated Senior Notes Due 2017: In April 2010, the Company issued 7-year, 1.580% unsecured senior notes in Japan (Yen Notes Due 2017) totaling 8.1 billion Japanese Yen (the equivalent of $68 million at both January 2, 2016 and January 3, 2015). The principal amount of the Yen Notes Due 2017 recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due in April 2017.
Yen-Denominated Senior Notes Due 2020: In April 2010, the Company issued 10-year, 2.040% unsecured senior notes in Japan (Yen Notes Due 2020) totaling 12.8 billion Japanese Yen (the equivalent of $106 million as of January 2, 2016 and $107 million as of January 3, 2015). The principal amount of the Yen Notes Due 2020 recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due in April 2020.
Yen-Denominated Credit Facilities: In March 2011, the Company borrowed 6.5 billion Japanese Yen (the equivalent of $54 million at both January 2, 2016 and January 3, 2015) under uncommitted credit facilities with two commercial Japanese banks. The principal amount reflected on the balance sheet fluctuates based on the effects of foreign currency translation. Half of the borrowings bear interest at Yen LIBOR plus 0.250% and mature in March 2016 and the other half of the borrowings bear interest at Yen LIBOR plus 0.275% and mature in June 2016. The maturity dates of each credit facility automatically extend for a one-year period, unless the Company elects to terminate the credit facility.
Commercial Paper Borrowings: The Company’s commercial paper program provides for the issuance of unsecured notes with maturities up to 270 days. During 2015 and 2014, the Company’s weighted average effective interest rate on its commercial paper borrowings was approximately 0.308% and 0.240%, respectively. Any future commercial paper borrowings would bear interest at the applicable then-current market rates.
Other Available Borrowings: In July 2015, the Company entered into a commitment letter (Commitment Letter) with Bank of America, N.A. and Merrill Lynch, Pierce, Fenner & Smith Incorporated (together BofAML) pursuant to which BofAML committed to provide a $3.7 billion senior unsecured bridge facility (Bridge Facility) to finance the acquisition of Thoratec (see Note 2). The Company never drew any borrowings under the Bridge Facility, which was later terminated in October 2015 when the Company completed its acquisition of Thoratec. However, the Company did recognize $13 million of commitment fees associated with the Bridge Facility in other (income) expense in the Consolidated Statements of Earnings.
In August 2015, the Company entered into a 5-year, $1.5 billion revolving, unsecured committed credit facility (Credit Facility Expiring 2020) that it may draw upon to refinance existing indebtedness and for general corporate purposes. The Credit Facility Expiring 2020 amended and restated the Company's previous $1.5 billion unsecured committed credit facility that was scheduled to expire in May 2018. The Credit Facility Expiring 2020 will expire on August 21, 2020. Borrowings under the Credit Facility Expiring 2020 bear interest at LIBOR plus 0.900%, subject to adjustment in the event of a change in the Company’s credit ratings. As of January 2, 2016 and January 3, 2015, the Company had no outstanding borrowings under either facility.
Operating and financial covenants: Certain of the Company's debt outstanding and available borrowings contain operating and financial covenants. Specifically, the Credit Facility Expiring 2020 and the Term Loan Due 2020 require that the Company has a leverage ratio (defined as the ratio of indebtedness to EBITDA (net earnings before interest expense, income taxes, depreciation, amortization and certain income and expenses)) not exceeding 4.25 to 1.0 through the fiscal year ending January 2, 2016, 4.0 to 1.0 for the fiscal quarters of 2016, and 3.5 to 1.0 thereafter. In February 2016, the Company amended the Credit Facility Expiring 2020 and the Term Loan Due 2020 to clarify the leverage ratio calculation to exclude certain expenses relating to the Thoratec acquisition incurred in the fourth quarter of 2015 and include EBITDA from Thoratec for periods prior to completion of the business combination. Additionally, during the third quarter of 2015, the Company amended a debt covenant related to its 1.580% Yen Denominated Senior Notes Due 2017 and its 2.040% Yen Denominated Senior Notes Due 2020 (Yen Notes) to require a ratio of total debt to total capitalization not exceeding 65% through the second fiscal quarter of 2016 and reducing to 60% thereafter. Under the Credit Facility Expiring 2020, Term Loan Due 2020, senior notes and Yen Notes, the Company also has certain limitations on how the Company conducts its business, including limitations on dividends, additional liens or indebtedness and limitations on certain acquisitions, mergers, investments and dispositions of assets. The Company was in compliance with all of its debt covenants as of January 2, 2016.